Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

10. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Accrued professional fees	10,459	11,788
Accrued office rental expense	340	177
Accrued employee welfare expense, meal and travel expense	411	1,579
Guarantee deposits	330	330
Withholding employees' social insurance and housing fund	1,082	1,140
Others	938	2,487
Total	13,560	17,501